UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer:

     BlackRock Principal Protected Trust (formerly Merrill Lynch Principal Protected Trust) on behalf of its series, BlackRock Fundamental Growth Principal Protected Fund (formerly Merrill Lynch Fundamental Growth Principal Protected Fund) 800 Scudder Mill Road Plainsboro, NJ 08536

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
     [   ]

     BlackRock Fundamental Growth Principal Protected Fund, a series of BlackRock Principal Protected Trust. This Form is being filed for all classes of shares of the BlackRock Fundamental Growth Principal Protected Fund.

3.   Investment Company Act File Number:811-21162

     Securities Act File Number:     333-92404

4(a). Last day of fiscal year for which this Form is filed: August 31, 2006

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the
           fiscal year pursuant to section 24(f):                     $4,455,790

     (ii) Aggregate price of securities redeemed or repurchased
          during the fiscal year:                                    $38,466,477


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     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
           October 11, 1995 that were not previously used to reduce
           registration fees payable to the Commission:             $111,827,922

     (iv)  Total available redemption credits [add Items 5(ii)
           and 5(iii)]:                                             $150,294,399

     (v)   Net sales - if Item 5(i)is greater than Item 5(iv)
           [subtract Item 5(iv) from Item 5(i)]:                              $0

     (vi)  Redemption credits available for use in future years
           - if Item 5(i) is less than Item 5(iv) [subtract Item
           5(iv) from Item 5(i)]:                                   $145,838,609

     (vii) Multiplier for determining registration fee (See
           Instruction C.9)                                           x 0.000107

     (viii)Registration fee due [multiply Item 5(v) by Item
           5(vii)] (enter "0" if no fee is due):                             =$0
================================================================================
6.   Prepaid Shares

     If the response to Item 5(i) was determined
     by deducting an amount of securities that were
     registered under the Securities Act of 1933
     pursuant to rule 24e-2 as in effect before
     October 11, 1997, then report the amount of
     securities (number of shares or other units)
     deducted here:                                     0

     If there is a number of shares or other units
     that were registered pursuant to rule 24e-2
     remaining unsold at the end of the fiscal year
     for which this form is filed that are available
     for use by the issuer in future fiscal years,
     then state that number here:                       0

7. Interest due - If this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                            +$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                            =$0


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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository: N/A

              Method of Delivery:

              [ ] Wire Transfer

              [ ] Mail or other means



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                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.

                              By*: /s/ Donald Burke
                                   ---------------------------------------------
                              Name:   Donald C. Burke
                              Title:  Vice President and Treasurer

Date:  November 30, 2006

*Please print the name and title of the signing officer below the signature.